CONSOLIDATED STATEMENTS OF EQUITY (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF EQUITY
Common dividends, per share (in dollars per share)	$ 1.92	$ 1.86	$ 1.84